MAINLAND CHINA CONTRIBUTION PLAN (Details Textual) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Defined Contribution Plan, Cost Recognized	$ 37,556,437	$ 25,733,719	$ 18,536,606